UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul Fearday, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2018

Item 1. Schedule of Investments.

Loncar Cancer Immunotherapy ETF
Schedule of Investments
May 31, 2018 (Unaudited)
Shares		Security Description	Value
		COMMON STOCKS - 100.0%
		Drugs and Druggists’ Sundries Merchant Wholesalers - 15.3%
133,874		Atara Biotherapeutics, Inc. (a)	$6,666,925
326,850		Pieris Pharmaceuticals, Inc. (a)	1,836,897
454,612		ZIOPHARM Oncology, Inc. (a)	2,227,599
			10,731,421
		Freight Transportation Arrangement - 5.0%
239,010		Iovance Biotherapeutics, Inc. (a)	3,489,546
		Outpatient Care Centers - 2.4%
152,071		Jounce Therapeutics, Inc. (a)	1,710,799
		Pharmaceutical and Medicine Manufacturing - 69.6% ♦
262,891		Adaptimmune Therapeutics plc - ADR (a)	3,480,677
240,506		Aduro Biotech, Inc. (a)	2,116,453
551,056		Agenus, Inc. (a)	1,846,038
84,407		ARMO BioSciences, Inc. (a)	4,220,350
60,171		AstraZeneca plc - ADR	2,228,132
20,752		BeiGene, Ltd. - ADR (a)	4,152,890
233,239		Bellicum Pharmaceuticals, Inc. (a)	1,884,571
31,555		Bristol-Myers Squibb Company	1,660,424
667,057		Celldex Therapeutics, Inc. (a)	387,026
89,931		CytomX Therapeutics, Inc. (a)	2,308,529
103,876		Dynavax Technologies Corporation (a)	1,641,241
92,664		Five Prime Therapeutics, Inc. (a)	1,627,180
26,204		Gilead Sciences, Inc.	1,766,150
999,025		Idera Pharmaceuticals, Inc. (a)	2,048,001
452,663		Inovio Pharmaceuticals, Inc. (a)	2,154,676
101,967		MacroGenics, Inc. (a)	2,317,710
34,772		Merck & Company, Inc.	2,069,977
408,428		NantKwest, Inc. (a)	1,494,846
35,308		Nektar Therapeutics (a)	2,834,173
234,723		NewLink Genetics Corporation (a)	1,234,643
23,751		Novartis AG - ADR	1,769,924
92,465		Xencor, Inc. (a)	3,699,525
			48,943,136
		Scientific Research and Development Services - 7.7%
10,563		Bluebird Bio, Inc. (a)	1,891,305
70,221		Cellectis S.A. - ADR (a)	2,102,417
20,287		Incyte Corporation (a)	1,384,993
			5,378,715
		TOTAL COMMON STOCKS (Cost $64,841,366)	70,253,617

		SHORT-TERM INVESTMENTS - 0.1%
77,510		Invesco Short-Term Investments Trust - Government & Agency Portfolio, Institutional Class, 1.64% *	77,510
		TOTAL SHORT-TERM INVESTMENTS (Cost $77,510)	77,510
		TOTAL INVESTMENTS - 100.1% (Cost $64,918,876)	70,331,127
		Liabilities in Excess of Other Assets - (0.1)%	(43,138)
		NET ASSETS - 100.0%	$70,287,989

		Percentages are stated as a percent of net assets.

	(a)	Non-income producing security.
	ADR	American Depositary Receipt
	*	Rate shown is the annualized seven-day yield as of May 31, 2018.
	♦	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

The cost basis of investments for federal income tax purposes at May 31, 2018 is as follows+:

Cost of investments	$64,918,876
Gross unrealized appreciation	13,067,018
Gross unrealized depreciation	(7,654,767)
Net unrealized appreciation	$5,412,251

+Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at May 31, 2018 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair valuemeasurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$70,253,617	$-	$-	$70,253,617
Short-Term Investments	77,510	-	-	77,510
Total Investments in Securities	$70,331,127	$-	$-	$70,331,127
^See Schedule of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended May 31, 2018, the fund did not recognize any transfers to or from levels 1, 2, or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)    /s/ Paul R. Fearday
 Paul R. Fearday, President (principal executive officer)

Date        7/20/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date        7/20/18

By (Signature and Title)*    /s/ Kristen M Weitzel
Kristen M Weitzel, Treasurer (principal financial officer)

Date        7/20/18

* Print the name and title of each signing officer under his or her signature.